Segment Reporting	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
Segment Reporting	Note 40 – Segment reporting

The Corporation’s corporate structure consists of two reportable segments – Banco Popular de Puerto Rico and Popular U.S.

Management determined the reportable segments based on the internal reporting used to evaluate performance and to assess where to allocate resources. The segments were determined based on the organizational structure, which focuses primarily on the markets the segments serve, as well as on the products and services offered by the segments.

Banco Popular de Puerto Rico:

Given that Banco Popular de Puerto Rico constitutes a significant portion of the Corporation’s results of operations and total assets at December 31, 2019, additional disclosures are provided for the business areas included in this reportable segment, as described below:

Commercial banking represents the Corporation’s banking operations conducted at BPPR, which are targeted mainly to corporate, small and middle size businesses. It includes aspects of the lending and depository businesses, as well as other finance and advisory services. BPPR allocates funds across business areas based on duration matched transfer pricing at market rates. This area also incorporates income related with the investment of excess funds, as well as a proportionate share of the investment function of BPPR.Consumer and retail banking represents the branch banking operations of BPPR which focus on retail clients. It includes the consumer lending business operations of BPPR, as well as the lending operations of Popular Auto and Popular Mortgage. Popular Auto focuses on auto and lease financing, while Popular Mortgage focuses principally on residential mortgage loan originations. During 2018, the Reliable brand was transferred to Popular, Inc. and is being used by Popular Auto. The consumer and retail banking area also incorporates income related with the investment of excess funds from the branch network, as well as a proportionate share of the investment function of BPPR.Other financial services include the trust and asset management service units of BPPR, the brokerage and investment banking operations of Popular Securities, and the insurance agency and reinsurance businesses of Popular Insurance, Popular Insurance V.I., Popular Risk Services, and Popular Life Re. Most of the services that are provided by these subsidiaries generate profits based on fee income. Popular Insurance V.I. was dissolved on December 31, 2018.

Popular U.S.:

Popular U.S. reportable segment consists of the banking operations of Popular Bank (PB) and Popular Insurance Agency, U.S.A. PB operates through a retail branch network in the U.S. mainland under the name of Popular. Popular Insurance Agency, U.S.A. offers investment and insurance services across the PB branch network.

The Corporate group consists primarily of the holding companies Popular, Inc., Popular North America, Popular International Bank and certain of the Corporation’s investments accounted for under the equity method, including EVERTEC and Centro Financiero BHD, León.

The accounting policies of the individual operating segments are the same as those of the Corporation. Transactions between reportable segments are primarily conducted at market rates, resulting in profits that are eliminated for reporting consolidated results of operations.

Effective on January 1, 2019, the Corporation’s management changed the measurement basis for its reportable segments. Historically, for management reporting purposes, the Corporation had reversed the effect of the intercompany billings from Popular Inc., holding company, to its subsidiaries for certain services or expenses incurred on their behalf. In addition, the Corporation used to reflect an income tax expense allocation for several of its subsidiaries which are Limited Liability Companies (“LLCs”) and had made an election to be treated as a pass through entities for income tax purposes. The Corporation’s management has determined to discontinue making these adjustments, effective on January 1, 2019, for purposes of its management and reportable segment reporting. The Corporation reflected these changes in the measurement of the reportable segments’ results prospectively beginning on January 1, 2019. For the year ended December 31, 2018, the intercompany billings from Popular, Inc to Banco Popular de Puerto Rico amounted to $78.3 million (2017 - $66.4 million) and to the Popular U.S. reportable segments amounted to $12.5 million (2017 - $10.3 million).

The tables that follow present the results of operations and total assets by reportable segments:
December 31, 2019
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,633,950	$295,470	$(51)
Provision for loan losses		135,495	30,028	-
Non-interest income		506,739	23,160	(561)
Amortization of intangibles		8,610	664	-
Depreciation expense		49,058	8,263	-
Other operating expenses		1,208,458	205,219	(547)
Income tax expense		129,145	19,164	-
Net income		$609,923	$55,292	$(65)
Segment assets		$41,756,864	$10,056,316	$(18,576)

December 31, 2019
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,929,369	$(37,675)	$-	$1,891,694
Provision for loan losses	165,523	256	-	165,779
Non-interest income	529,338	43,901	(3,356)	569,883
Amortization of intangibles	9,274	96	-	9,370
Depreciation expense	57,321	746	-	58,067
Other operating expenses	1,413,130	55	(3,140)	1,410,045
Income tax expense (expense)	148,309	(1,041)	(87)	147,181
Net income	$665,150	$6,114	$(129)	$671,135
Segment assets	$51,794,604	$5,228,276	$(4,907,556)	$52,115,324
December 31, 2018
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,482,178	$304,576	$(2)
Provision for loan losses		198,442	29,881	-
Non-interest income		592,938	19,988	(560)
Amortization of intangibles		8,620	665	-
Depreciation expense		43,504	9,053	-
Other operating expenses		1,073,012	182,154	(546)
Income tax expense		121,195	25,294	-
Net income		$630,343	$77,517	$(16)
Segment assets		$38,037,696	$9,381,636	$(114,923)

December 31, 2018
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,786,752	$(51,875)	$-	$1,734,877
Provision (reversal) for loan losses	228,323	(251)	-	228,072
Non-interest income	612,366	42,914	(2,786)	652,494
Amortization of intangibles	9,285	41	-	9,326
Depreciation expense	52,557	743	-	53,300
Loss on early extinguishment of debt	-	12,522	-	12,522
Other operating expenses	1,254,620	94,640	(2,846)	1,346,414
Income tax expense (benefit)	146,489	(26,947)	37	119,579
Net income (loss)	$707,844	$(89,709)	$23	$618,158
Segment assets	$47,304,409	$5,099,491	$(4,799,323)	$47,604,577
December 31, 2017
		Banco Popular		Intersegment
(In thousands)		de Puerto Rico	Popular U.S.	Eliminations
Net interest income		$1,279,844	$280,946	$(217)
Provision for loan losses		253,032	77,944	-
Non-interest income		364,164	20,430	(572)
Amortization of intangibles		8,713	665	-
Depreciation expense		39,162	8,553	-
Other operating expenses		957,924	170,042	(551)
Income tax expense		72,741	191,749	(93)
Net income (loss)		$312,436	$(147,577)	$(145)
Segment assets		$34,843,668	$9,168,256	$(16,992)

December 31, 2017
	Reportable			Total
(In thousands)	Segments	Corporate	Eliminations	Popular, Inc.
Net interest income (expense)	$1,560,573	$(58,609)	$-	$1,501,964
Provision for loan losses	330,976	403	(5,955)	325,424
Non-interest income	384,022	37,949	(2,804)	419,167
Amortization of intangibles	9,378	-	-	9,378
Depreciation expense	47,715	649	-	48,364
Other operating expenses	1,127,415	74,731	(2,692)	1,199,454
Income tax expense (benefit)	264,397	(35,835)	2,268	230,830
Net income (loss)	$164,714	$(60,608)	$3,575	$107,681
Segment assets	$43,994,932	$5,046,153	$(4,763,748)	$44,277,337
Additional disclosures with respect to the Banco Popular de Puerto Rico reportable segment are as follows:
December 31, 2019
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$619,926	$1,009,196	$4,828	$-	$1,633,950
Provision (reversal) for loan losses	(46,099)	181,594	-	-	135,495
Non-interest income	99,758	303,268	106,218	(2,505)	506,739
Amortization of intangibles	195	4,294	4,121	-	8,610
Depreciation expense	20,024	28,411	623	-	49,058
Other operating expenses	309,762	835,582	65,631	(2,517)	1,208,458
Income tax expense	104,636	11,999	12,510	-	129,145
Net income	$331,166	$250,584	$28,161	$12	$609,923
Segment assets	$34,340,842	$23,976,004	$380,557	$(16,940,539)	$41,756,864
December 31, 2017
Banco Popular de Puerto Rico
		Consumer	Other		Total Banco
	Commercial	and Retail	Financial		Popular de
(In thousands)	Banking	Banking	Services	Eliminations	Puerto Rico
Net interest income	$518,404	$753,922	$7,499	$19	$1,279,844
Provision for loan losses	8,911	244,121	-	-	253,032
Non-interest income	79,630	194,741	90,222	(429)	364,164
Amortization of intangibles	211	4,274	4,228	-	8,713
Depreciation expense	17,338	21,120	704	-	39,162
Other operating expenses	239,369	656,998	62,030	(473)	957,924
Income tax expense (benefit)	93,378	(31,404)	10,767	-	72,741
Net income	$238,827	$53,554	$19,992	$63	$312,436
Segment assets	$21,735,909	$20,180,173	$520,717	$(7,593,131)	$34,843,668

Geographic Information

The following information presents selected financial information based on the geographic location where the Corporation conducts its business. The banking operations of BPPR are primarily based in Puerto Rico, where it has the largest retail banking franchise. BPPR also conducts banking operations in the U.S. Virgin Islands, the British Virgin Islands and New York. BPPR’s banking operations in the United States include E-loan, an online platform used to offer personal loans, co-branded credit cards offerings and an online deposit gathering platform. In the Virgin Islands, the BPPR segment offers banking products, including loans and deposits. During the year ended December 31, 2019, the BPPR segment generated approximately $55.7 million (2018 - $37.6 million, 2017 - $24.5 million) in revenues from its operations in the United States, including net interest income, service charges on deposit accounts and other service fees. In addition, the BPPR segment generated $47.6 million in revenues (2018 - $48.8 million, 2017 - $50.5 million) from its operations in the U.S. and British Virgin Islands. At December 31, 2019, total assets for the BPPR segment related to its operations in the United States amounted to $635 million (2018 - $455 million) and total deposits amounted to $46 million (2018 - $92 million).

(In thousands)	2019	2018	2017
Revenues:[1]
Puerto Rico	$2,016,089	$1,953,671	$1,527,758
United States	371,368	357,680	318,093
Other	74,120	76,020	75,280
Total consolidated revenues	$2,461,577	$2,387,371	$1,921,131
[1]

Total revenues include net interest income, service charges on deposit accounts, other service fees, mortgage banking activities, net (loss) gain on sale of debt securities, other-than-temporary impairment losses on debt securities, net gain (loss), including impairment on equity securities, net profit (loss) on trading account debt securities, net gain (loss) on sale of loans, including valuation adjustments on loans held-for-sale, indemnity reserves on loans sold expense, FDIC loss-share income (expense) and other operating income.

Selected Balance Sheet Information
(In thousands)	2019	2018	2017
Puerto Rico
Total assets	$40,544,255	$36,863,930	$33,705,624
Loans	18,989,286	18,837,742	17,591,078
Deposits	34,664,243	31,237,529	27,575,292
United States
Total assets	$10,693,536	$9,847,944	$9,648,865
Loans	7,819,187	7,034,075	6,608,056
Deposits	7,664,792	6,878,599	6,635,153
Other
Total assets	$877,533	$892,703	$922,848
Loans	657,603	687,494	743,329
Deposits [1]	1,429,571	1,593,911	1,243,063
[1]	Represents deposits from BPPR operations located in the U.S. and British Virgin Islands.